LOAN FROM THIRD PARTIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
A [Member] | 7/1/2016 [Member]
8% Interest amount	$ 31,000	$ 30,500	$ 30,000
Loan amount	28,000
Loan	25,000
8% Interest	500	500	2,000
B [Member] | 7/1/2016 [Member]
8% Interest amount	8,680	8,540	8,400
Loan amount	7,840
Loan	7,000
8% Interest	140	140	560
Total[Member]
8% Interest amount	39,680	39,040	38,400
Loan amount	35,840
8% Interest	$ 640	$ 640	$ 2,560